UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2668

                         Oppenheimer AMT Free Municipals
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

          Date of reporting period: AUGUST 1, 2004 - JANUARY 31, 2005



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Higher Education                                                         10.6%
--------------------------------------------------------------------------------
Multifamily Housing                                                       8.3
--------------------------------------------------------------------------------
Adult Living Facilities                                                   8.1
--------------------------------------------------------------------------------
Special Assessment                                                        6.9
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                             6.0
--------------------------------------------------------------------------------
Electric Utilities                                                        5.9
--------------------------------------------------------------------------------
Tobacco                                                                   5.8
--------------------------------------------------------------------------------
Pollution Control                                                         5.8
--------------------------------------------------------------------------------
Hospital/Health Care                                                      5.5
--------------------------------------------------------------------------------
Paper, Containers & Packaging                                             5.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on total value of investments.

TOP TEN STATES
--------------------------------------------------------------------------------
Texas                                                                    12.1%
--------------------------------------------------------------------------------
Florida                                                                   8.8
--------------------------------------------------------------------------------
Illinois                                                                  7.2
--------------------------------------------------------------------------------
Georgia                                                                   5.4
--------------------------------------------------------------------------------
California                                                                4.9
--------------------------------------------------------------------------------
Louisiana                                                                 4.9
--------------------------------------------------------------------------------
New Jersey                                                                4.6
--------------------------------------------------------------------------------
Pennsylvania                                                              4.6
--------------------------------------------------------------------------------
Virginia                                                                  4.2
--------------------------------------------------------------------------------
Missouri                                                                  3.9
--------------------------------------------------------------------------------

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are based on net assets.

--------------------------------------------------------------------------------



10 | OPPENHEIMER AMT-FREE MUNICIPALS

--------------------------------------------------------------------------------

CREDIT ALLOCATION

[PIE CHART]

AAA                     9.9%
AA                      2.1
A                      20.3
BBB                    44.0
BB                      3.0
B                       2.5
CCC                     1.5
Not Rated              16.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2005, and are dollar-weighted based on total investments. Securities rated by any rating organization are included in the equivalent S & P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


11 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES
--------------------------------------------------------------------------------


Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


12 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------


FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


13 | OPPENHEIMER AMT-FREE MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------


the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING        ENDING         EXPENSES
                              ACCOUNT          ACCOUNT        PAID DURING
                              VALUE            VALUE          6 MONTHS ENDED
                              (8/1/04)         (1/31/05)      JANUARY 31, 2005
------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,080.20       $4.77
------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.56        4.63
------------------------------------------------------------------------------
Class B Actual                1,000.00         1,076.30        8.80
------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,016.69        8.55
------------------------------------------------------------------------------
Class C Actual                1,000.00         1,076.30        8.80
------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,016.69        8.55

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        0.91%
------------------------
Class B        1.68
------------------------
Class C        1.68

--------------------------------------------------------------------------------


14 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  January 31, 2005 / Unaudited
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--102.1%
-----------------------------------------------------------------------------------------------------------------------------
 ALABAMA--0.2%
$    15,000    AL HFA (Pelican)                                                  6.550%        03/20/2030       $     15,477
-----------------------------------------------------------------------------------------------------------------------------
     15,000    Birmingham, AL Special Care Facilities Financing
               Authority (Children's Hospital of Alabama)                        5.500         06/01/2022             16,102
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Camden, AL IDB (Weyerhaeuser Company), Series A                   6.125         12/01/2024          1,085,780
-----------------------------------------------------------------------------------------------------------------------------
     55,000    Cullman, AL Medical Clinic Board
               (Cullman Regional Medical Center)                                 6.500         02/15/2023             55,025
-----------------------------------------------------------------------------------------------------------------------------
     15,000    Montgomery, AL Medical Clinic Board Health Care                   7.000         03/01/2015             15,033
                                                                                                                -------------
                                                                                                                   1,187,417

-----------------------------------------------------------------------------------------------------------------------------
ALASKA--0.7%
  2,500,000    AK HFC RITES 1                                                   13.645 2       06/01/2032          2,770,550
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    AK HFC ROLs 1                                                    13.933 2       12/01/2033          2,168,000
-----------------------------------------------------------------------------------------------------------------------------
    230,000    AK HFC, Series A                                                  5.875         12/01/2024            238,197
-----------------------------------------------------------------------------------------------------------------------------
     75,000    AK Northern Tobacco Securitization Corp. (TASC)                   5.500         06/01/2029             70,063
                                                                                                                -------------
                                                                                                                   5,246,810

-----------------------------------------------------------------------------------------------------------------------------
ARIZONA--3.8%
    750,000    AZ West Campus Hsg. (Arizona State University)                    6.375         07/01/2022            841,185
-----------------------------------------------------------------------------------------------------------------------------
    930,950    Central AZ Irrigation & Drain District, Series A                  6.000         06/01/2013            899,465
-----------------------------------------------------------------------------------------------------------------------------
    300,000    El Mirage, AZ COP 1                                               6.900         08/01/2015            305,883
-----------------------------------------------------------------------------------------------------------------------------
    125,000    Glendale, AZ IDA (American Graduate School)                       6.000         07/01/2017            127,550
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    Maricopa County, AZ IDA (Christian Care Mesa II)                  6.625         01/01/2034          2,010,540
-----------------------------------------------------------------------------------------------------------------------------
  1,265,000    Maricopa County, AZ IDA
               (Horizon Community Learning Center)                               6.375         06/01/2030          1,328,592
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    Maricopa County, AZ IDA (Sun King Apartments)                     6.750         11/01/2018          1,313,970
-----------------------------------------------------------------------------------------------------------------------------
  1,210,000    Maricopa County, AZ IDA (Sun King Apartments)                     6.750         05/01/2031            996,798
-----------------------------------------------------------------------------------------------------------------------------
  1,275,000    Maricopa County, AZ IDA (Villas at Augusta)                       6.400         10/20/2020          1,404,005
-----------------------------------------------------------------------------------------------------------------------------
     50,000    Mesa, AZ IDA (Mesa Student Hsg.)                                  6.250         07/01/2032             54,031
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    Peoria, AZ IDA (Sierra Winds)                                     6.375         08/15/2029          3,032,580
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Phoenix, AZ IDA (Summit Apartments)                               6.550         07/20/2037          1,094,970
-----------------------------------------------------------------------------------------------------------------------------
     20,000    Phoenix, AZ IDA (Woodstone & Silver Springs)                      6.250         04/01/2023             20,086
-----------------------------------------------------------------------------------------------------------------------------
    735,000    Pima County, AZ IDA (Arizona Charter School)                      6.100         07/01/2024            749,480
-----------------------------------------------------------------------------------------------------------------------------
    500,000    Pima County, AZ IDA (Arizona Charter School)                      6.300         07/01/2031            508,120
-----------------------------------------------------------------------------------------------------------------------------
  1,570,000    Pima County, AZ IDA (Arizona Charter School)                      6.500         07/01/2023          1,635,391
-----------------------------------------------------------------------------------------------------------------------------
  1,290,000    Pima County, AZ IDA (Arizona Charter School)                      6.750         07/01/2031          1,343,238
-----------------------------------------------------------------------------------------------------------------------------
  1,100,000    Pima County, AZ IDA (Noah Webster Basic School)                   6.125         12/15/2034          1,105,973
-----------------------------------------------------------------------------------------------------------------------------
  2,845,000    Pima County, AZ IDA
               (Phoenix Advantage Charter School)                                5.600         07/01/2023          3,018,289
-----------------------------------------------------------------------------------------------------------------------------
  5,000,000    Verrado, AZ Community Facilities District                         6.500         07/15/2027          5,195,250
                                                                                                                -------------
                                                                                                                  26,985,396


15 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
$   195,000    Pine Bluff, AR IDA (Colt Industries)                              6.500%        02/15/2009       $    197,252
-----------------------------------------------------------------------------------------------------------------------------
    130,000    Pope County, AR Pollution Control
               (Arkansas Power & Light Company)                                  6.300         11/01/2020            133,523
                                                                                                                -------------
                                                                                                                     330,775

-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.9%
  2,220,000    Beaumont, CA Financing Authority, Series B                        5.875         09/01/2023          2,258,384
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    CA CDA (East Valley Tourist)                                     11.000         10/01/2020          2,030,600
-----------------------------------------------------------------------------------------------------------------------------
  1,200,000    CA GO Fixed Receipts                                              5.250         02/01/2025          1,290,624
-----------------------------------------------------------------------------------------------------------------------------
  4,700,000    CA GO RITES 1                                                    12.739 2       02/01/2025          6,119,776
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    CA Golden State Tobacco Securitization Corp.                      6.625         06/01/2040          1,010,710
-----------------------------------------------------------------------------------------------------------------------------
  6,000,000    CA Statewide CDA (East Campus Apartments)                         5.625         08/01/2034          6,289,440
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    CA Statewide CDA COP
               (Cedars-Sinai Medical Center) INFLOS 1                            8.843 2       11/01/2015          1,532,595
-----------------------------------------------------------------------------------------------------------------------------
    590,000    Independent Cities, CA Lease Finance Authority
               (Morgan Hill-Hacienda Valley)                                     5.950         11/15/2039            601,110
-----------------------------------------------------------------------------------------------------------------------------
  4,000,000    Los Angeles, CA Regional Airports Improvement
               Corp. (Delta Airlines)                                            6.350         11/01/2025          3,000,000
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    Redding, CA Electric System COP Linked SAVRS & RIBS               6.368 3       07/01/2022          3,748,770
-----------------------------------------------------------------------------------------------------------------------------
     50,000    Riverside, CA Unified School District Special Tax                 6.200         09/01/2030             51,268
-----------------------------------------------------------------------------------------------------------------------------
  7,000,000    Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise             6.625         03/01/2018          7,049,490
                                                                                                                -------------
                                                                                                                  34,982,767

-----------------------------------------------------------------------------------------------------------------------------
COLORADO--1.2%
  4,800,000    Broomfield, CO Village Metropolitan District No. 2                6.250         12/01/2032          4,801,248
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Central Marksheffel, CO Metropolitan District                     7.250         12/01/2029          1,005,080
-----------------------------------------------------------------------------------------------------------------------------
     30,000    CO Health Facilities Authority
               (Northern Colorado Medical Center)                                6.000         05/15/2020             30,294
-----------------------------------------------------------------------------------------------------------------------------
  2,270,000    CO Health Facilities Authority RITES 1                           14.645 2       03/01/2022          3,000,849
                                                                                                                -------------
                                                                                                                   8,837,471

-----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.5%
     15,000    CT H&EFA (New Britain General Hospital), Series B                 6.000         07/01/2024             15,338
-----------------------------------------------------------------------------------------------------------------------------
     45,000    CT H&EFA (Yale-New Haven Hospital)                                5.700         07/01/2025             47,795
-----------------------------------------------------------------------------------------------------------------------------
  9,900,000    Mashantucket, CT Western Pequot Tribe, Series B                   5.750         09/01/2027         10,230,957
                                                                                                                -------------
                                                                                                                  10,294,090

-----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.5%
  1,000,000    District of Columbia (Carnegie Endowment)                         5.750         11/15/2026          1,058,460
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    District of Columbia Friendship Public Charter School             5.250         06/01/2033          2,036,780
-----------------------------------------------------------------------------------------------------------------------------
    500,000    District of Columbia Tobacco Settlement Financing Corp.           6.750         05/15/2040            507,245
                                                                                                                -------------
                                                                                                                   3,602,485


16 | OPPENHEIMER AMT-FREE MUNICIPALS

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FLORIDA--8.8%
$ 2,350,000    Concorde Estates, FL Community Devel. District                    5.850%        05/01/2035       $  2,373,030
-----------------------------------------------------------------------------------------------------------------------------
     20,000    Dade County, FL Aviation (Miami International Airport)            5.600         10/01/2026             21,263
-----------------------------------------------------------------------------------------------------------------------------
  2,165,000    Dade County, FL IDA (Miami Cerebral Palsy Residence)              8.000         06/01/2022          2,211,331
-----------------------------------------------------------------------------------------------------------------------------
    195,000    Dade County, FL Public Facilities
               (Jackson Memorial Hospital)                                       5.250         06/01/2023            196,496
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    Double Branch, FL Special Assessment Community
               Devel. District                                                   6.700         05/01/2034          2,148,400
-----------------------------------------------------------------------------------------------------------------------------
  2,500,000    FL Capital Trust Agency (American Opportunity)                    5.875         06/01/2038          2,331,125
-----------------------------------------------------------------------------------------------------------------------------
  1,275,000    FL Capital Trust Agency (River Bend Apartments) 1,4,7             7.000         10/01/2034             54,060
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    FL Capital Trust Agency Multifamily Affordable Hsg.,
               Series C                                                          8.125         10/01/2038            995,250
-----------------------------------------------------------------------------------------------------------------------------
    250,000    FL Gateway Services Community Devel. District
               (Sun City Center)                                                 6.500         05/01/2033            257,763
-----------------------------------------------------------------------------------------------------------------------------
    750,000    FL State Board of Education GO                                    8.400         06/01/2007            807,240
-----------------------------------------------------------------------------------------------------------------------------
    100,000    FL State Board of Education GO, Series C                          5.500         06/01/2021            101,911
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Heritage Harbour South, FL Community Devel. District              6.500         05/01/2034          1,054,210
-----------------------------------------------------------------------------------------------------------------------------
    190,000    Hillsborough County, FL IDA (Tampa Electric Company)              6.250         12/01/2034            197,800
-----------------------------------------------------------------------------------------------------------------------------
     60,000    Hillsborough County, FL IDA (Tampa Electric Company)              6.250         12/01/2034             61,686
-----------------------------------------------------------------------------------------------------------------------------
  1,600,000    Islands at Doral, FL Southwest Community Devel. District          6.375         05/01/2035          1,682,976
-----------------------------------------------------------------------------------------------------------------------------
    125,000    Jacksonville, FL Electric Authority (St. Johns River)             5.250         10/01/2021            125,209
-----------------------------------------------------------------------------------------------------------------------------
  1,875,000    Jacksonville, FL Electric Authority RITES 1                      11.111 2       10/01/2022          1,940,100
-----------------------------------------------------------------------------------------------------------------------------
  2,500,000    Jacksonville, FL Health Facilities Authority
               (Ascension Health Credit Group)                                   5.250         11/15/2032          2,623,775
-----------------------------------------------------------------------------------------------------------------------------
  1,225,000    Keys Cove, FL Community Devel. District                           5.875         05/01/2035          1,232,730
-----------------------------------------------------------------------------------------------------------------------------
  4,500,000    Lee County, FL IDA (Cypress Cove Healthpark)                      6.750         10/01/2032          4,630,725
-----------------------------------------------------------------------------------------------------------------------------
     85,000    Marion County, FL Hospital District
               (Munroe Regional Medical Center)                                  5.625         10/01/2024             88,083
-----------------------------------------------------------------------------------------------------------------------------
  2,500,000    Midtown Miami, FL Community Devel. District
               Special Assessment                                                6.500         05/01/2037          2,617,250
-----------------------------------------------------------------------------------------------------------------------------
  8,035,000    Oakland, FL Charter School                                        6.950         12/01/2032          8,367,729
-----------------------------------------------------------------------------------------------------------------------------
    500,000    Orange County, FL Health Facilities Authority
               (Orlando Lutheran Towers)                                         8.750         07/01/2026            548,975
-----------------------------------------------------------------------------------------------------------------------------
     30,000    Orange County, FL Health Facilities Authority
               (Orlando Regional Healthcare System)                              6.000         11/01/2024             30,077
-----------------------------------------------------------------------------------------------------------------------------
     80,000    Palm Beach County, FL Multifamily (Boynton Apartments)            8.000         01/01/2014             78,406
-----------------------------------------------------------------------------------------------------------------------------
  6,000,000    Reunion East, FL Community Devel. District, Series A              7.375         05/01/2033          6,631,080
-----------------------------------------------------------------------------------------------------------------------------
    275,000    Santa Rosa Bay, FL Bridge Authority                               6.250         07/01/2028            287,496
-----------------------------------------------------------------------------------------------------------------------------
  1,280,000    South-Dade, FL Venture Community Devel. District                  6.125         05/01/2034          1,306,714
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    St. John's Forest, FL Community Devel. District, Series A         6.125         05/01/2034          3,046,200
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Stonegate, FL Community Devel. District                           6.000         05/01/2024          1,021,000
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Stonegate, FL Community Devel. District                           6.125         05/01/2034          1,020,870


17 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$ 2,000,000    Sumter Landing, FL Community Devel. District                      6.875%        05/01/2023       $  2,110,260
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    Sumter Landing, FL Community Devel. District                      6.950         05/01/2033          2,106,300
-----------------------------------------------------------------------------------------------------------------------------
     10,000    University of FL (University Hsg.)                                5.500         07/01/2023             10,021
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Village Community, FL Devel. District No. 5, Series A             6.100         05/01/2034          1,029,430
-----------------------------------------------------------------------------------------------------------------------------
    940,000    Village Community, FL Devel. District No. 5, Series A             6.500         05/01/2033            994,417
-----------------------------------------------------------------------------------------------------------------------------
  5,100,000    Volusia County, FL EFA
               (Emery-Riddle Aeronautical University)                            6.125         10/15/2026          5,274,012
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    World Commerce, FL Community Devel. District
               Special Assessment                                                6.500         05/01/2036          1,027,960
                                                                                                                -------------
                                                                                                                  62,643,360

-----------------------------------------------------------------------------------------------------------------------------
GEORGIA--5.4%
 13,000,000    Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners)                                                6.000         07/01/2036         14,143,480
-----------------------------------------------------------------------------------------------------------------------------
  3,905,000    Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners)                                                6.250         07/01/2024          4,348,178
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    Atlanta, GA Devel. Authority Student Hsg.
               (ADA/CAU Partners)                                                6.250         07/01/2036          2,215,760
-----------------------------------------------------------------------------------------------------------------------------
    165,000    Burke County, GA Devel. Authority
               (Georgia Power Company)                                           5.400         05/01/2034            168,602
-----------------------------------------------------------------------------------------------------------------------------
  9,835,000    De Kalb County, GA Devel. Authority Public Purpose                5.500         12/10/2023          9,708,227
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    Fulton County, GA Residential Care Facilities
               (Canterbury Court)                                                6.125         02/15/2034          2,004,060
-----------------------------------------------------------------------------------------------------------------------------
  2,815,000    GA Municipal Electric Authority RITES 1                          18.635 2       01/01/2017          5,328,964
-----------------------------------------------------------------------------------------------------------------------------
    500,000    GA Municipal Electric Authority, Series X                         6.500         01/01/2012            572,425
-----------------------------------------------------------------------------------------------------------------------------
     30,000    Savannah, GA EDA (University Financing Foundation)                6.750         11/15/2020             33,884
-----------------------------------------------------------------------------------------------------------------------------
     85,000    Savannah, GA EDA (University Financing Foundation)                6.750         11/15/2031             93,965
                                                                                                                -------------
                                                                                                                  38,617,545

-----------------------------------------------------------------------------------------------------------------------------
HAWAII--1.5%
  5,000,000    HI Airport System RITES 1                                         9.514 2       07/01/2020          6,240,500
-----------------------------------------------------------------------------------------------------------------------------
  3,700,000    HI Department of Budget & Finance Special Purpose
               (Kahala Nui)                                                      8.000         11/15/2033          3,964,735
-----------------------------------------------------------------------------------------------------------------------------
     80,000    HI HF&D Corp. (Single Family Mtg.), Series B                      5.900         07/01/2027             81,839
-----------------------------------------------------------------------------------------------------------------------------
     45,000    HI HF&D Corp., Series B                                           5.850         07/01/2017             46,035
                                                                                                                -------------
                                                                                                                  10,333,109

-----------------------------------------------------------------------------------------------------------------------------
IDAHO--3.2%
     20,000    ID Hsg. Agency (Multifamily Hsg.)                                 6.700         07/01/2024             20,420
-----------------------------------------------------------------------------------------------------------------------------
 16,720,000    Nez Perce County, ID Pollution Control (Potlatch Corp.)           6.000         10/01/2024         16,982,671
-----------------------------------------------------------------------------------------------------------------------------
  5,360,000    Pocatello, ID Devel. Authority Revenue Allocation
               Tax Increment, Series A                                           6.000         08/01/2028          5,381,172
                                                                                                                -------------
                                                                                                                  22,384,263


18 | OPPENHEIMER AMT-FREE MUNICIPALS

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--7.2%
$ 9,000,000    Chicago, IL O'Hare International Airport
               (American Airlines)                                               8.200%        12/01/2024       $  7,709,490
-----------------------------------------------------------------------------------------------------------------------------
  5,000,000    Chicago, IL Tax (Pilsen Redevel.)                                 6.750         06/01/2022          5,206,500
-----------------------------------------------------------------------------------------------------------------------------
  2,400,000    Cook County, IL Community School District GO                      7.125         06/01/2024          3,069,168
-----------------------------------------------------------------------------------------------------------------------------
  1,625,000    IL EFA (Augustana College)                                        5.625         10/01/2022          1,733,631
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    IL EFA (Augustana College)                                        5.700         10/01/2032          3,126,510
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    IL Finance Authority Student Hsg.
               (MJH Education Assistance)                                        5.125         06/01/2035          2,977,860
-----------------------------------------------------------------------------------------------------------------------------
  5,000,000    IL Health Facilities Authority
               (Covenant Retirement Communities)                                 5.625         12/01/2032          5,381,550
-----------------------------------------------------------------------------------------------------------------------------
  4,000,000    IL Health Facilities Authority (Lake Forest Hospital)             6.000         07/01/2033          4,318,920
-----------------------------------------------------------------------------------------------------------------------------
    615,000    IL Health Facilities Authority
               (Rush-Presbyterian-St. Luke's Medical Center)                     5.500         11/15/2025            622,208
-----------------------------------------------------------------------------------------------------------------------------
     30,000    IL Hsg. Devel. Authority (Multifamily Hsg.)                       7.000         07/01/2017             30,264
-----------------------------------------------------------------------------------------------------------------------------
     90,000    IL Hsg. Devel. Authority (Multifamily Hsg.), Series 1991-A        8.250         07/01/2016             90,329
-----------------------------------------------------------------------------------------------------------------------------
     35,000    IL Hsg. Devel. Authority (Multifamily Hsg.), Series A             6.125         07/01/2025             35,197
-----------------------------------------------------------------------------------------------------------------------------
  2,500,000    IL Metropolitan Pier & Exposition Authority RITES 1              12.635 2       12/15/2028          2,948,000
-----------------------------------------------------------------------------------------------------------------------------
     35,000    IL Regional Transportation Authority                              5.600         06/01/2025             36,020
-----------------------------------------------------------------------------------------------------------------------------
  1,510,000    Lake County, IL HFC, Series A                                     6.700         11/01/2014          1,512,341
-----------------------------------------------------------------------------------------------------------------------------
  1,725,000    Lincolnshire, IL Special Service Area No. 1 Special Tax
               (Sedgebrook)                                                      6.250         03/01/2034          1,749,305
-----------------------------------------------------------------------------------------------------------------------------
  7,500,000    Regional Transportation Authority, IL, Series A                   7.200         11/01/2020          9,906,900
-----------------------------------------------------------------------------------------------------------------------------
    250,000    Schaumburg, IL Multifamily Hsg. (Plum Grove)                      6.050         02/01/2031            261,228
                                                                                                                -------------
                                                                                                                  50,715,421

-----------------------------------------------------------------------------------------------------------------------------
INDIANA--3.0%
  5,000,000    Fort Wayne, IN Pollution Control (General Motors Corp.)           6.200         10/15/2025          5,391,200
-----------------------------------------------------------------------------------------------------------------------------
     30,000    IN DFA (USX Corp.)                                                6.150         07/15/2022             31,274
-----------------------------------------------------------------------------------------------------------------------------
  3,250,000    Indianapolis, IN Local Public Improvement Bond
               Bank RITES 1                                                     13.645 2       07/01/2033          4,168,840
-----------------------------------------------------------------------------------------------------------------------------
  4,750,000    North Manchester, IN (Estelle Peabody Memorial Home)              7.125         07/01/2022          4,897,915
-----------------------------------------------------------------------------------------------------------------------------
     65,000    Petersburg, IN Pollution Control
               (Indianapolis Power & Light Company)                              5.400         08/01/2017             65,294
-----------------------------------------------------------------------------------------------------------------------------
    185,000    Petersburg, IN Pollution Control
               (Indianapolis Power & Light Company)                              6.100         01/01/2016            185,131
-----------------------------------------------------------------------------------------------------------------------------
  6,625,000    Petersburg, IN Pollution Control
               (Indianapolis Power & Light Company)                              6.100         01/01/2016          6,638,846
-----------------------------------------------------------------------------------------------------------------------------
    125,000    Petersburg, IN Pollution Control
               (Indianapolis Power & Light Company)                              6.625         12/01/2024            127,759
-----------------------------------------------------------------------------------------------------------------------------
     15,000    Sullivan, IN Pollution Control (Hoosier Energy Corp.)             7.100         04/01/2019             15,237
                                                                                                                -------------
                                                                                                                  21,521,496


19 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
IOWA--0.1%
$    20,000    IA Finance Authority (Single Family Mtg.)                         6.450%        01/01/2024       $     20,423
-----------------------------------------------------------------------------------------------------------------------------
    500,000    IA Finance Authority Retirement Community
               (Friendship Haven)                                                5.750         11/15/2019            498,175
-----------------------------------------------------------------------------------------------------------------------------
    500,000    IA Finance Authority Retirement Community
               (Friendship Haven)                                                6.000         11/15/2024            500,750
                                                                                                                -------------
                                                                                                                   1,019,348

-----------------------------------------------------------------------------------------------------------------------------
KANSAS--0.3%
  1,770,000    Hays, KS Sales Tax                                                6.000         01/01/2025          1,772,301
-----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.9%
  4,000,000    Ashland, KY Pollution Control (Ashland Oil)                       6.650         08/01/2009          4,100,800
-----------------------------------------------------------------------------------------------------------------------------
  2,190,000    Boone County, KY Pollution Control
               (Dayton Power & Light Company)                                    6.500         11/15/2022          2,271,249
-----------------------------------------------------------------------------------------------------------------------------
    290,000    Kenton County, KY Airport Special Facilities
               (Delta Airlines)                                                  7.250         02/01/2022            238,856
                                                                                                                -------------
                                                                                                                   6,610,905

-----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.9%
  5,010,000    Calcasieu Parish, LA Industrial Devel. Board (Olin Corp.)         6.625         02/01/2016          5,360,299
-----------------------------------------------------------------------------------------------------------------------------
  3,940,000    LA HFA (VOA New Orleans Affordable Hsg. Corp.)                    6.800         05/01/2029          4,033,063
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    LA Local Government EF&CD (Bellemont Apartments)                  6.000         09/01/2027          1,513,080
-----------------------------------------------------------------------------------------------------------------------------
  3,810,000    LA Local Government EF&CD (Bellemont Apartments)                  6.000         09/01/2035          3,820,097
-----------------------------------------------------------------------------------------------------------------------------
    935,000    LA Local Government EF&CD (Bellemont Apartments)                  7.500         09/01/2016            942,686
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    LA Local Government EF&CD (Oakleigh Apartments),
               Series A                                                          6.375         06/01/2038          2,056,160
-----------------------------------------------------------------------------------------------------------------------------
  1,250,000    LA Local Government EF&CD (Oakleigh Apartments),
               Series A                                                          7.500         06/01/2038          1,276,363
-----------------------------------------------------------------------------------------------------------------------------
  2,100,000    LA Tobacco Settlement Financing Corp. Fixed Receipts              5.875         05/15/2039          1,962,492
-----------------------------------------------------------------------------------------------------------------------------
 10,695,000    LA Tobacco Settlement Financing Corp. RITES 1                     8.597 2       05/15/2039          9,294,276
-----------------------------------------------------------------------------------------------------------------------------
  4,250,000    West Feliciana Parish, LA Pollution Control
               (Gulf States Utilities Company)                                   9.000         05/01/2015          4,466,113
                                                                                                                -------------
                                                                                                                  34,724,629

-----------------------------------------------------------------------------------------------------------------------------
MAINE--0.0%
     25,000    ME H&HEFA (University of New England)                             5.750         07/01/2023             25,305
-----------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.6%
     10,000    Baltimore, MD City Hsg. Corp.                                     7.750         10/01/2009             10,275
-----------------------------------------------------------------------------------------------------------------------------
     45,000    Baltimore, MD City Hsg. Corp., Series A                           7.250         07/01/2023             45,657
-----------------------------------------------------------------------------------------------------------------------------
     40,000    MD EDC Student Hsg. (Allegheny College Hsg.)                      6.000         09/01/2032             42,719
-----------------------------------------------------------------------------------------------------------------------------
  5,000,000    MD EDC Student Hsg. (Bowie State University)                      5.375         06/01/2033          4,985,900
-----------------------------------------------------------------------------------------------------------------------------
  1,535,000    MD EDC Student Hsg. (Morgan State University)                     6.000         07/01/2022          1,648,498
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    MD EDC Student Hsg. (University of Maryland)                      5.625         10/01/2023          2,127,380
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    MD EDC Student Hsg. (University of Maryland)                      5.750         10/01/2033          2,100,000


20 | OPPENHEIMER AMT-FREE MUNICIPALS

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$    35,000    MD Stadium Authority Sports Facility                              5.800%        03/01/2026       $     36,554
-----------------------------------------------------------------------------------------------------------------------------
     10,000    Prince Georges County, MD Pollution Control
               (Potomac Electric Power Company)                                  6.000         09/01/2022             10,013
-----------------------------------------------------------------------------------------------------------------------------
     65,000    Prince Georges County, MD Pollution Control
               (Potomac Electric Power Company)                                  6.375         01/15/2023             65,868
                                                                                                                -------------
                                                                                                                  11,072,864

-----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.0%
    800,000    MA DFA (Eastern Nazarene College)                                 5.625         04/01/2019            759,856
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    MA DFA (Eastern Nazarene College)                                 5.625         04/01/2029          1,808,180
-----------------------------------------------------------------------------------------------------------------------------
     50,000    MA DFA (Northern Berkshire Community Services)                    6.250         08/15/2029             54,103
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    MA DFA (Pharmacy & Allied Health Sciences)                        5.750         07/01/2033          1,048,840
-----------------------------------------------------------------------------------------------------------------------------
    500,000    MA DFA (Western New England College)                              5.875         12/01/2022            530,710
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    MA DFA (Western New England College)                              6.125         12/01/2032          1,060,770
-----------------------------------------------------------------------------------------------------------------------------
     40,000    MA H&EFA (Lahey Clinic Medical Center)                            5.375         07/01/2023             40,503
-----------------------------------------------------------------------------------------------------------------------------
     90,000    MA H&EFA (Schepens Eye Research Institute)                        6.500         07/01/2028             97,814
-----------------------------------------------------------------------------------------------------------------------------
  1,906,452    MA Industrial Finance Agency (Bradford College)                   5.250         11/01/2018          1,725,339
-----------------------------------------------------------------------------------------------------------------------------
    100,000    MA Industrial Finance Agency
               (Cambridge Friends School)                                        5.800         09/01/2028             96,329
-----------------------------------------------------------------------------------------------------------------------------
     50,000    MA Industrial Finance Agency (General Motors Corp.)               5.550         04/01/2009             50,064
-----------------------------------------------------------------------------------------------------------------------------
     30,000    MA Industrial Finance Agency (St. John's High School)             5.350         06/01/2028             30,639
                                                                                                                -------------
                                                                                                                   7,303,147

----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.6%
     25,000    Galesburg-Augusta, MI Community Schools GO                        5.500         05/01/2030             27,277
-----------------------------------------------------------------------------------------------------------------------------
     25,000    MI COP                                                            5.500         06/01/2027             27,336
-----------------------------------------------------------------------------------------------------------------------------
     50,000    MI Hsg. Devel. Authority (Charter Square)                         5.500         01/15/2021             50,837
-----------------------------------------------------------------------------------------------------------------------------
  4,000,000    MI Strategic Fund Limited Obligation
               (The Detroit Edison Company)                                      6.400         09/01/2025          4,170,320
-----------------------------------------------------------------------------------------------------------------------------
     10,000    Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A            6.600         06/01/2022             10,055
                                                                                                                -------------
                                                                                                                   4,285,825

-----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.4%
  1,000,000    Minneapolis, MN Tax Increment (St. Anthony Falls)                 5.750         02/01/2027          1,001,740
-----------------------------------------------------------------------------------------------------------------------------
     40,000    MN HFA (Single Family Mtg.), Series I                             6.250         01/01/2015             40,060
-----------------------------------------------------------------------------------------------------------------------------
    660,000    St. Paul, MN Hsg. & Redevel. Authority
               (Great Northern Lofts)                                            6.250         03/01/2029            664,468
-----------------------------------------------------------------------------------------------------------------------------
  7,000,000    St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)            7.000         03/01/2029          7,009,590
-----------------------------------------------------------------------------------------------------------------------------
  8,215,000    Washington County, MN Hsg. & Redevel. Authority
               (Seasons Villas)                                                  6.950         12/01/2023          8,358,516
                                                                                                                -------------
                                                                                                                  17,074,374


21 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.0%
$   105,000    MS BFC (System Energy Resources)                                  5.875%        04/01/2022       $    105,327
-----------------------------------------------------------------------------------------------------------------------------
     25,000    MS BFC (System Energy Resources)                                  5.900         05/01/2022             25,252
                                                                                                                -------------
                                                                                                                     130,579

-----------------------------------------------------------------------------------------------------------------------------
MISSOURI--3.9%
    210,000    Cameron, MO IDA Health Facilities
               (Cameron Community Hospital)                                      6.375         12/01/2029            230,364
-----------------------------------------------------------------------------------------------------------------------------
 10,280,678    Hanley/Eager Rd., MO Transportation Devel. District,
               Series A                                                          0.000 5       12/01/2033          2,456,568
-----------------------------------------------------------------------------------------------------------------------------
 13,500,000    Hazelwood, MO Transportation Devel. District
               (370/Missouri Bottom Road/Tausig Road)                            7.200         05/01/2033         14,508,585
-----------------------------------------------------------------------------------------------------------------------------
    750,000    Maplewood, MO Tax (Maplewood South Redevel.) 6                    5.750         11/01/2026            747,615
-----------------------------------------------------------------------------------------------------------------------------
  9,000,000    St. Joseph, MO IDA (Living Community of St. Joseph)               7.000         08/15/2032          9,475,920
                                                                                                                -------------
                                                                                                                  27,419,052

-----------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
    500,000    Forsyth, MT Pollution Control (Northwestern Corp.)                6.125         05/01/2023            504,775
-----------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.5%
  3,730,000    NE EFA (Midland Lutheran College)                                 5.600         09/15/2029          3,719,370
-----------------------------------------------------------------------------------------------------------------------------
NEVADA--1.7%
  5,220,000    Clark County, NV Economic Devel.
               (Alexander Dawson School at Rainbow Mountain)                     5.375         05/15/2033          5,365,377
-----------------------------------------------------------------------------------------------------------------------------
  6,000,000    Las Vegas, NV Paiute Tribe, Series A                              6.625         11/01/2017          6,740,640
                                                                                                                -------------
                                                                                                                  12,106,017

-----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--2.1%
    495,000    Manchester, NH Hsg. & Redevel. Authority, Series B                0.000 5       01/01/2023            181,784
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    NH H&EFA (Catholic Medical Center)                                6.125         07/01/2032          1,046,140
-----------------------------------------------------------------------------------------------------------------------------
  4,000,000    NH H&EFA (Franklin Pierce College)                                6.050         10/01/2034          4,338,320
-----------------------------------------------------------------------------------------------------------------------------
  1,980,000    NH H&EFA (Portsmouth Christian Academy)                           5.750         07/01/2023          2,131,609
-----------------------------------------------------------------------------------------------------------------------------
  6,115,000    NH H&EFA (Portsmouth Christian Academy)                           5.850         07/01/2033          6,494,130
-----------------------------------------------------------------------------------------------------------------------------
     40,000    NH HE&H Facilities Authority (New Hampshire College)              6.375         01/01/2027             40,828
-----------------------------------------------------------------------------------------------------------------------------
    500,000    NH Turnpike System, Series A                                      6.750         11/01/2011            546,030
                                                                                                                -------------
                                                                                                                  14,778,841

-----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--4.6%
  2,000,000    NJ EDA (Cigarette Tax)                                            5.500         06/15/2024          2,097,960
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    NJ EDA (Cigarette Tax)                                            5.500         06/15/2031          1,041,160
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    NJ EDA (Cigarette Tax)                                            5.750         06/15/2029          2,125,640
-----------------------------------------------------------------------------------------------------------------------------
  7,480,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.000         06/01/2037          7,106,823
-----------------------------------------------------------------------------------------------------------------------------
  9,800,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.125         06/01/2042          9,344,692
-----------------------------------------------------------------------------------------------------------------------------
  7,000,000    NJ Tobacco Settlement Financing Corp. (TASC)                      6.250         06/01/2043          6,796,370
-----------------------------------------------------------------------------------------------------------------------------
  3,250,000    NJ Transit Corp. ROLs, Series 15 1                               10.281 2       09/15/2015          4,132,375
                                                                                                                -------------
                                                                                                                  32,645,020


22 | OPPENHEIMER AMT-FREE MUNICIPALS

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.3%
$ 1,495,000    Cabezon, NM Public Improvement District                           6.300%        09/01/2034       $  1,503,282
-----------------------------------------------------------------------------------------------------------------------------
  7,895,000    Eldorado, NM Area Water & Sanitation District                     6.000         02/01/2023          7,938,975
-----------------------------------------------------------------------------------------------------------------------------
     25,000    Farmington, NM Pollution Control
               (Public Service Company of New Mexico)                            6.300         12/01/2016             26,917
-----------------------------------------------------------------------------------------------------------------------------
    350,000    Farmington, NM Pollution Control
               (Southern California Edison Company)                              5.875         06/01/2023            354,141
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    NM Hsg. Authority (Villa Del Oso Apartments)                      6.250         01/01/2031          2,997,900
-----------------------------------------------------------------------------------------------------------------------------
  1,280,000    NM Hsg. Authority (Villa Del Oso Apartments)                      7.500         01/01/2038          1,263,718
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    Sandoval County, NM (Santa Ana Pueblo)                            7.750         07/01/2015          2,067,560
-----------------------------------------------------------------------------------------------------------------------------
    125,000    Santa Fe, NM Educational Facilities (College of Santa Fe)         5.875         10/01/2021            126,585
                                                                                                                -------------
                                                                                                                  16,279,078

-----------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.0%
     50,000    NYC GO RIBS                                                       9.458 2       08/27/2015             50,941
-----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
     95,000    Charlotte, NC Mtg. (Tryon Hills Associate)                        5.875         01/01/2025            100,035
-----------------------------------------------------------------------------------------------------------------------------
  1,155,000    Kinston, NC Hsg. Authority (Kinston Towers) 1                     6.750         12/01/2018          1,179,994
-----------------------------------------------------------------------------------------------------------------------------
    140,000    NC Eastern Municipal Power Agency, Series B                       5.500         01/01/2017            140,304
-----------------------------------------------------------------------------------------------------------------------------
    420,000    NC Eastern Municipal Power Agency, Series B                       5.500         01/01/2021            420,332
-----------------------------------------------------------------------------------------------------------------------------
    455,000    NC Eastern Municipal Power Agency, Series B                       5.500         01/01/2021            455,951
-----------------------------------------------------------------------------------------------------------------------------
     20,000    NC Eastern Municipal Power Agency, Series B                       6.250         01/01/2023             20,059
-----------------------------------------------------------------------------------------------------------------------------
     30,000    NC HFA (Multifamily Hsg.)                                         5.450         09/01/2024             30,287
                                                                                                                -------------
                                                                                                                   2,346,962

-----------------------------------------------------------------------------------------------------------------------------
OHIO--2.8%
    490,000    Cleveland, OH Rock Glen Hsg. Assistance Corp.
               (Ambleside Apartments)                                            7.000         06/01/2018            522,502
-----------------------------------------------------------------------------------------------------------------------------
    530,000    Cleveland-Cuyahoga County, OH Port Authority
               (Myers University)                                                5.600         05/15/2025            537,245
-----------------------------------------------------------------------------------------------------------------------------
 10,000,000    Coshocton County, OH Solid Waste Disposal
               (Stone Container Corp.)                                           7.875         08/01/2013         10,124,300
-----------------------------------------------------------------------------------------------------------------------------
    920,000    Glenwillow Village, OH GO                                         5.875         12/01/2024            994,106
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    Greene County, OH University Hsg.
               (Central State University)                                        5.625         09/01/2032          1,568,115
-----------------------------------------------------------------------------------------------------------------------------
     40,000    OH Air Quality Devel. Authority
               (Cincinnati Gas & Electric Company)                               5.450         01/01/2024             40,481
-----------------------------------------------------------------------------------------------------------------------------
     25,000    OH Air Quality Devel. Authority
               (Dayton Power & Light Company)                                    6.100         09/01/2030             26,017
-----------------------------------------------------------------------------------------------------------------------------
    180,000    OH Air Quality Devel. Authority
               (Dayton Power & Light Company)                                    6.400         08/15/2027            180,169
-----------------------------------------------------------------------------------------------------------------------------
     90,000    OH Air Quality Devel. Authority (Ohio Edison Company)             5.950         05/15/2029             90,854
-----------------------------------------------------------------------------------------------------------------------------
  3,030,000    OH Water Devel. Authority
               (Cleveland Electric Illuminating Company)                         7.700         08/01/2025          3,172,501


23 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$    70,000    OH Water Devel. Authority
               (Dayton Power & Light Company)                                    6.400%        08/15/2027       $     71,782
-----------------------------------------------------------------------------------------------------------------------------
    500,000    Port of Greater Cincinnati, OH
               (Public Parking Infrastructure)                                   6.300         02/15/2024            522,855
-----------------------------------------------------------------------------------------------------------------------------
  1,485,000    Port of Greater Cincinnati, OH
               (Public Parking Infrastructure)                                   6.400         02/15/2034          1,540,287
-----------------------------------------------------------------------------------------------------------------------------
    400,000    Streetsboro, OH City School District GO                           7.125         12/01/2010            457,080
                                                                                                                -------------
                                                                                                                  19,848,294

-----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.9%
     80,000    Tulsa, OK Metropolitan Utility Authority                          5.750         09/01/2025             83,039
-----------------------------------------------------------------------------------------------------------------------------
  7,745,000    Tulsa, OK Municipal Airport Trust (American Airlines)             6.250         06/01/2020          6,532,056
                                                                                                                -------------
                                                                                                                   6,615,095

-----------------------------------------------------------------------------------------------------------------------------
OREGON--0.0%
     45,000    OR Hsg. & Community Services (Single Family Mtg.)                 6.400         07/01/2018             45,845
-----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.6%
  8,200,000    Allegheny County, PA HDA
               (West Penn Allegheny Health System)                               9.250         11/15/2030          9,536,600
-----------------------------------------------------------------------------------------------------------------------------
  5,000,000    Beaver County, PA IDA
               (Cleveland Electric Illuminating Company)                         7.750         07/15/2025          5,229,900
-----------------------------------------------------------------------------------------------------------------------------
     25,000    Beaver County, PA IDA (Toledo Edison Company)                     7.750         05/01/2020             26,566
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    Chester County, PA H&EFA (Jenners Pond)                           7.750         07/01/2034          1,555,290
-----------------------------------------------------------------------------------------------------------------------------
  6,000,000    Cumberland County, PA Municipal Authority
               (Wesley Affiliated Services)                                      7.250         01/01/2035          6,292,620
-----------------------------------------------------------------------------------------------------------------------------
  4,000,000    Northumberland County, PA IDA (NHS Youth Services)                7.750         02/15/2029          4,044,200
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Philadelphia, PA H&HEFA
               (Centralized Comprehensive Human Services)                        7.250         01/01/2021          1,046,530
-----------------------------------------------------------------------------------------------------------------------------
  1,200,000    Philadelphia, PA H&HEFA
               (Temple University Children's Medical Center)                     5.625         06/15/2019          1,219,800
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Philadelphia, PA IDA (Baptist Home of Philadelphia)               5.500         11/15/2018            981,260
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Philadelphia, PA Redevel. Authority
               (Beech Student Hsg. Complex), Series A                            5.625         07/01/2023          1,072,840
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    Philadelphia, PA Redevel. Authority
               (Beech Student Hsg. Complex), Series A                            5.625         07/01/2028          1,577,130
                                                                                                                -------------
                                                                                                                  32,582,736

-----------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--0.2%
     50,000    Providence, RI HDC (Barbara Jordan Apartments)                    6.750         07/01/2025             51,069
-----------------------------------------------------------------------------------------------------------------------------
     40,000    RI Hsg. & Mtg. Finance Corp.
               (Homeownership Opportunity)                                       6.500         04/01/2027             40,047
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    Tiverton, RI Special Obligation Tax
               (Mount Hope Bay Village)                                          6.875         05/01/2022          1,597,980
                                                                                                                -------------
                                                                                                                   1,689,096


24 | OPPENHEIMER AMT-FREE MUNICIPALS

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.5%
$    55,000    Charleston County, SC COP                                         5.500%        12/01/2020       $     56,059
-----------------------------------------------------------------------------------------------------------------------------
    500,000    SC Connector 2000 Association Toll Road, Series B                 0.000 5       01/01/2021            198,780
-----------------------------------------------------------------------------------------------------------------------------
 10,355,000    SC Connector 2000 Association Toll Road, Series B                 0.000 5       01/01/2026          3,081,130
                                                                                                                -------------
                                                                                                                   3,335,969

-----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.9%
  6,000,000    SD Educational Enhancement Funding Corp.
               Tobacco Settlement                                                6.500         06/01/2032          6,005,040
-----------------------------------------------------------------------------------------------------------------------------
  7,500,000    Sioux Falls, SD Health Facilities
               (Rummel Memorial Home)                                            6.750         11/15/2033          7,631,400
                                                                                                                -------------
                                                                                                                  13,636,440

-----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.7%
  3,500,000    Bradley County, TN IDB (Olin Corp.)                               6.625         11/01/2017          3,787,315
-----------------------------------------------------------------------------------------------------------------------------
    100,000    Hamilton County, TN IDB (Park at 58)                              6.700         03/01/2021             85,336
-----------------------------------------------------------------------------------------------------------------------------
  1,500,000    Shelby County, TN HE&HF
               (Cornerstone-Cameron & Stonegate)                                 6.000         07/01/2028          1,361,100
                                                                                                                -------------
                                                                                                                   5,233,751

-----------------------------------------------------------------------------------------------------------------------------
TEXAS--12.1%
     15,000    Argyle, TX Independent School District GO                         5.500         08/15/2026             15,914
-----------------------------------------------------------------------------------------------------------------------------
 11,390,000    Austin, TX Convention Enterprises (Convention Center)             5.750         01/01/2032         11,831,249
-----------------------------------------------------------------------------------------------------------------------------
 10,765,000    Bexar County, TX HFC (American Opportunity Hsg.)                  6.750         12/01/2037         10,227,827
-----------------------------------------------------------------------------------------------------------------------------
    200,000    Bexar County, TX HFC
               (American Opportunity Hsg.-Nob Hill Apartments)                   6.000         06/01/2031            200,174
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Bexar County, TX HFC
               (The Army Retirement Residence Foundation)                        6.300         07/01/2032          1,066,720
-----------------------------------------------------------------------------------------------------------------------------
     30,000    Brazos County, TX Health Facilities
               (St. Joseph Hospital & Health Center)                             6.000         01/01/2019             30,332
-----------------------------------------------------------------------------------------------------------------------------
    150,000    Dallas, TX County Utility & Reclamation District                  5.875         02/15/2029            152,828
-----------------------------------------------------------------------------------------------------------------------------
     65,000    Dallas, TX Hsg. Corp. (Cedar Glen Apartments)                     7.750         12/01/2009             66,685
-----------------------------------------------------------------------------------------------------------------------------
    265,000    El Paso County, TX HFC
               (American Village Communities), Series A                          6.250         12/01/2020            275,608
-----------------------------------------------------------------------------------------------------------------------------
    285,000    El Paso County, TX HFC
               (El Paso American Hsg. Foundation), Series A                      6.375         12/01/2032            293,995
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Folk, TX Avenue South Transportation District 6                   5.625         11/01/2031            996,880
-----------------------------------------------------------------------------------------------------------------------------
    550,000    Garza County, TX Public Facility Corp.                            7.500         10/01/2019            596,041
-----------------------------------------------------------------------------------------------------------------------------
  3,730,000    Harris County, TX Toll Road RITES 1                              14.145 2       08/15/2024          5,414,766
-----------------------------------------------------------------------------------------------------------------------------
    165,000    Keller, TX Independent School District GO                         5.400         08/15/2023            171,631
-----------------------------------------------------------------------------------------------------------------------------
    100,000    Lewisville, TX GO                                                 5.700         09/01/2028            104,799
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    Lewisville, TX GO                                                 6.125         09/01/2029          3,271,050
-----------------------------------------------------------------------------------------------------------------------------
    195,000    Lubbock, TX HFC (Las Colinas Quail Creek Apartments)              6.000         07/01/2032            202,135
-----------------------------------------------------------------------------------------------------------------------------
 20,350,000    Matagorda County, TX Navigation District
               (Centerpoint Energy)                                              8.000         05/01/2029         22,565,708


25 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   270,000    Matagorda County, TX Navigation District
               (Central Power & Light Company)                                   6.000%        07/01/2028       $    270,400
-----------------------------------------------------------------------------------------------------------------------------
  1,100,000    North Central, TX HFDC (Northwest Senior Hsg. Corp.)              7.000         11/15/2010          1,177,924
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    North Central, TX HFDC (Northwest Senior Hsg. Corp.)              7.250         11/15/2019          2,136,920
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    North Central, TX HFDC (Northwest Senior Hsg. Corp.)              7.500         11/15/2029          3,201,540
-----------------------------------------------------------------------------------------------------------------------------
  1,910,000    Nueces County, TX HFC (Dolphins Landing Apartments)               6.750         07/01/2020          1,931,010
-----------------------------------------------------------------------------------------------------------------------------
  1,680,000    Retama, TX Devel. Corp. (Retama Racetrack)                       10.000         12/15/2019          2,531,827
-----------------------------------------------------------------------------------------------------------------------------
  5,000,000    Sabine River Authority, TX Pollution Control
               (TXU Energy Company)                                              5.500         05/01/2022          5,448,750
-----------------------------------------------------------------------------------------------------------------------------
  4,000,000    Sabine River Authority, TX Pollution Control
               (TXU Energy Company)                                              6.150         08/01/2022          4,461,120
-----------------------------------------------------------------------------------------------------------------------------
    445,000    TX Affordable Hsg. Corp.
               (Ashton Place & Woodstock Apartments)                             6.300         08/01/2033            404,483
-----------------------------------------------------------------------------------------------------------------------------
    525,000    TX Panhandle HFA (Amarillo Affordable Hsg.)                       6.625         03/01/2020            546,898
-----------------------------------------------------------------------------------------------------------------------------
  1,330,000    TX Panhandle HFA (Amarillo Affordable Hsg.)                       6.750         03/01/2031          1,379,423
-----------------------------------------------------------------------------------------------------------------------------
     25,000    Westador, TX Municipal Utility District GO                        6.875         03/01/2009             25,639
-----------------------------------------------------------------------------------------------------------------------------
  4,750,000    Wichita County, TX HFDC
               (Wichita Falls Retirement Foundation)                             6.250         01/01/2028          4,754,323
-----------------------------------------------------------------------------------------------------------------------------
     25,000    Wood Glen, TX HFC (Copperwood II), Series C                       7.650         07/01/2023             25,318
                                                                                                                -------------
                                                                                                                  85,779,917

-----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.3%
  1,500,000    Puerto Rico Municipal Finance Agency RITES 1                      9.118 2       08/01/2015          1,929,030
-----------------------------------------------------------------------------------------------------------------------------
UTAH--0.3%
    125,000    Emery County, UT Pollution Control (Pacificorp)                   5.650         11/01/2023            126,529
-----------------------------------------------------------------------------------------------------------------------------
  2,000,000    Murray City, UT Hospital RITES 1                                 12.645 2       05/15/2022          2,256,320
                                                                                                                -------------
                                                                                                                   2,382,849

-----------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
    225,000    VT EDA (Wake Robin Corp.)                                         6.000         03/01/2022            240,246
-----------------------------------------------------------------------------------------------------------------------------
    130,000    VT EDA (Wake Robin Corp.)                                         6.300         03/01/2033            138,550
                                                                                                                -------------
                                                                                                                     378,796

-----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--4.2%
     20,000    Fairfax County, VA Redevel. & Hsg. Authority
               (Paul Spring Retirement Center)                                   6.000         12/15/2028             21,264
-----------------------------------------------------------------------------------------------------------------------------
  1,170,000    Hopewell, VA IDA (Stone Container Corp.)                          8.250         05/01/2010          1,193,517
-----------------------------------------------------------------------------------------------------------------------------
  8,610,000    Hopewell, VA IDA (Stone Container Corp.)                          8.250         06/01/2016          8,783,061
-----------------------------------------------------------------------------------------------------------------------------
     25,000    Louisa, VA IDA Pollution Control
               (Virginia Electric & Power Company)                               5.450         01/01/2024             25,164
-----------------------------------------------------------------------------------------------------------------------------
    315,000    Norton, VA IDA (Norton Community Hospital)                        6.000         12/01/2022            343,085
-----------------------------------------------------------------------------------------------------------------------------
  3,000,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2008          2,115,120


26 | OPPENHEIMER AMT-FREE MUNICIPALS

  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$   700,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000% 5      08/15/2012       $    449,260
-----------------------------------------------------------------------------------------------------------------------------
     35,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2015             19,688
-----------------------------------------------------------------------------------------------------------------------------
  2,715,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2017          1,351,228
-----------------------------------------------------------------------------------------------------------------------------
  4,485,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2018          2,097,859
-----------------------------------------------------------------------------------------------------------------------------
  3,155,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2020          1,306,391
-----------------------------------------------------------------------------------------------------------------------------
 13,805,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2021          5,395,960
-----------------------------------------------------------------------------------------------------------------------------
 11,880,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2022          4,383,245
-----------------------------------------------------------------------------------------------------------------------------
     60,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   0.000 5       08/15/2024             19,439
-----------------------------------------------------------------------------------------------------------------------------
  1,150,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   5.000         08/15/2010          1,142,571
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   5.000         08/15/2011            984,390
-----------------------------------------------------------------------------------------------------------------------------
     25,000    Pocahontas Parkway Association, VA
               (Route 895 Connector Toll Road)                                   5.500         08/15/2028             25,076
                                                                                                                -------------
                                                                                                                  29,656,318

-----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.5%
  2,500,000    King County, WA Sewer RITES 1                                    13.145 2       01/01/2024          3,329,300
-----------------------------------------------------------------------------------------------------------------------------
    100,000    Port Camas, WA Public Industrial Corp.
               (James River Corp. of VA)                                         6.700         04/01/2023            100,168
-----------------------------------------------------------------------------------------------------------------------------
     20,000    Port of Seattle, WA , Series A                                    5.500         09/01/2021             21,013
-----------------------------------------------------------------------------------------------------------------------------
  2,200,000    Vancouver, WA Downtown Redevel. Authority
               (Conference Center)                                               5.250         01/01/2034          2,237,488
-----------------------------------------------------------------------------------------------------------------------------
  3,250,000    Vancouver, WA Downtown Redevel. Authority
               (Conference Center)                                               6.000         01/01/2034          3,488,615
-----------------------------------------------------------------------------------------------------------------------------
  1,350,000    WA Hsg. Finance Commission
               (Nickerson Area Properties)                                       5.300         01/01/2028          1,379,349
                                                                                                                -------------
                                                                                                                  10,555,933

-----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
  1,540,000    West Liberty State College, WV, Series A                          6.000         06/01/2023          1,591,297
-----------------------------------------------------------------------------------------------------------------------------
  1,695,000    West Liberty State College, WV, Series A                          6.125         06/01/2028          1,750,613
                                                                                                                -------------
                                                                                                                   3,341,910


27 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


  PRINCIPAL                                                                                                            VALUE
     AMOUNT                                                                     COUPON           MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--0.8%
$ 2,275,000    WI H&EFA (Hess Memorial Hospital Association)                     7.875%        11/01/2022       $  2,394,733
-----------------------------------------------------------------------------------------------------------------------------
    870,000    WI H&EFA (Three Pillars Senior Living)                            5.500         08/15/2034            873,306
-----------------------------------------------------------------------------------------------------------------------------
  1,075,000    WI H&EFA (WMA, MHCC, MVS Obligated Group)                         5.600         08/15/2023          1,106,938
-----------------------------------------------------------------------------------------------------------------------------
  1,000,000    WI H&EFA (WMA, MHCC, MVS Obligated Group)                         5.750         08/15/2026          1,027,040
-----------------------------------------------------------------------------------------------------------------------------
    130,000    WI Hsg. & Economic Devel. Authority, Series A                     6.850         11/01/2012            130,206
                                                                                                                -------------
                                                                                                                   5,532,223

-----------------------------------------------------------------------------------------------------------------------------
WYOMING--1.4%
  9,500,000    Sweetwater County, WY Pollution Control
               (Idaho Power Company)                                             6.050         07/15/2026         10,008,345

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $682,232,188)--102.1%                                                          724,104,285
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.1%)                                                                    (14,938,045)
                                                                                                                -------------
NET ASSETS--100.0%                                                                                              $709,166,240
                                                                                                                =============



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of January 31, 2005 was $64,114,178, which represents 9.04% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Issue is in default. See Note 1 of Notes to Financial Statements.
5. Represents a zero coupon bond.
6. When-issued security or forward commitment to be delivered and settled after January 31, 2005. See Note 1 of Notes to Financial Statements.
7. Non-income producing security.


28 | OPPENHEIMER AMT-FREE MUNICIPALS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Development Authority
BFC      Business Finance Corp.
CAU      Clark Atlanta University
CDA      Communities Development Authority
COP      Certificates of Participation
DFA      Development Finance Authority
EDA      Economic Development Authority
EDC      Economic Development Corporation
EF&CD    Environmental Facilities and Community Development
EFA      Educational Facilities Authority
FHA      Federal Housing Agency
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HDA      Hospital Development Authority
HDC      Housing Development Corp.
HE&H     Higher Educational and Health
HE&HF    Higher Educational and Housing Facilities
HF&D     Housing Finance and Development
HFA      Housing Finance Agency/Authority
HFC      Housing Finance Corp.
HFDC     Health Facilities Development Corp.
IDA      Industrial Development Agency
IDB      Industrial Development Board
INFLOS   Inverse Floating Rate Securities
MHCC     Masonic Health Care Center
MVS      Masonic Village on the Square
NYC      New York City
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
SAVRS    Select Auction Variable Rate Securities
TASC     Tobacco Settlement Asset-Backed Bonds
WMA      Wisconsin Masonic Home



--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  January 31, 2005
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATINGS                                                              PERCENT
--------------------------------------------------------------------------------
 AAA                                                                      9.9%
 AA                                                                       2.1
 A                                                                       20.3
 BBB                                                                     44.0
 BB                                                                       3.0
 B                                                                        2.5
 CCC                                                                      1.5
 Not Rated                                                               16.7
                                                                       --------
 Total                                                                  100.0%
                                                                       ========


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


29 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 January 31, 2005
---------------------------------------------------------------------------------------------------------
 ASSETS
---------------------------------------------------------------------------------------------------------
 Investments, at value (cost $682,232,188)--see accompanying statement of investments      $724,104,285
---------------------------------------------------------------------------------------------------------
 Cash                                                                                           428,388
---------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                    11,038,931
 Investments sold                                                                             6,399,664
 Shares of beneficial interest sold                                                           1,994,767
 Other                                                                                           25,914
                                                                                           --------------
 Total assets                                                                               743,991,949

---------------------------------------------------------------------------------------------------------
 LIABILITIES
---------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Payable to conduit lender (see Note 6)                                                      31,000,000
 Investments purchased (including $1,807,516 purchased on a when-issued basis
 or forward commitment)                                                                       2,367,059
 Dividends                                                                                      685,142
 Shares of beneficial interest redeemed                                                         373,679
 Distribution and service plan fees                                                             138,491
 Trustees' compensation                                                                         134,351
 Shareholder communications                                                                      44,169
 Transfer and shareholder servicing agent fees                                                   32,919
 Interest expense                                                                                23,600
 Other                                                                                           26,299
                                                                                           --------------
 Total liabilities                                                                           34,825,709

---------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                $709,166,240
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                $     70,855
---------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                 677,970,846
---------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                            5,564,194
---------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                               (16,311,752)
---------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                  41,872,097
                                                                                           --------------
 NET ASSETS                                                                                $709,166,240
                                                                                           ==============





30 | OPPENHEIMER AMT-FREE MUNICIPALS

---------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $628,678,139 and 62,789,186 shares of beneficial interest outstanding)                          $10.01
 Maximum offering price per share (net asset value plus sales charge of 4.75%
 of offering price)                                                                              $10.51
---------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,681,360
 and 4,477,355 shares of beneficial interest outstanding)                                        $ 9.98
---------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $35,806,741
 and 3,588,674 shares of beneficial interest outstanding)                                        $ 9.98



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


31 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended January 31, 2005
------------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------------
 Interest                                                             $ 22,691,784

------------------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------------------
 Management fees                                                         1,774,681
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   692,689
 Class B                                                                   228,597
 Class C                                                                   160,425
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   182,206
 Class B                                                                    15,711
 Class C                                                                    11,027
------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                    30,195
 Class B                                                                     2,883
 Class C                                                                     1,541
------------------------------------------------------------------------------------
 Interest expense                                                          223,960
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                19,674
------------------------------------------------------------------------------------
 Trustees' compensation                                                     11,296
------------------------------------------------------------------------------------
 Other                                                                      25,127
                                                                       -------------
 Total expenses                                                          3,380,012
 Less reduction to custodian expenses                                       (1,352)
                                                                       -------------
 Net expenses                                                            3,378,660

------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  19,313,124

------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------
 Net realized gain on investments                                        1,750,529
------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                   30,700,922

------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $51,764,575
                                                                       =============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


32 | OPPENHEIMER AMT-FREE MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS                    YEAR
                                                                     ENDED                   ENDED
                                                          JANUARY 31, 2005                JULY 31,
                                                               (UNAUDITED)                    2004
----------------------------------------------------------------------------------------------------
 OPERATIONS
----------------------------------------------------------------------------------------------------
 Net investment income                                        $ 19,313,124            $ 39,492,433
----------------------------------------------------------------------------------------------------
 Net realized gain                                               1,750,529               6,203,618
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)           30,700,922              12,342,456
                                                              --------------------------------------
 Net increase in net assets resulting from operations           51,764,575              58,038,507

----------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                       (16,847,027)            (31,442,955)
 Class B                                                        (1,117,483)             (2,674,280)
 Class C                                                          (778,874)             (1,232,388)

----------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest
 transactions:
 Class A                                                        31,295,258              (4,849,786)
 Class B                                                        (4,591,717)            (18,310,245)
 Class C                                                         6,468,048               3,484,973

----------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------
 Total increase                                                 66,192,780               3,013,826
----------------------------------------------------------------------------------------------------
 Beginning of period                                           642,973,460             639,959,634
                                                              --------------------------------------
 End of period (including accumulated net investment income
 of $5,564,194 and $4,994,454, respectively)                  $709,166,240            $642,973,460
                                                              ======================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


33 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                   YEAR
                                              ENDED                                                                  ENDED
                                   JANUARY 31, 2005                                                               JULY 31,
 CLASS A                                (UNAUDITED)          2004          2003           2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $ 9.53         $9.19         $9.48          $9.57         $9.35        $10.02
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .29 1         .59           .57            .50           .52           .52
 Net realized and unrealized gain (loss)        .46           .28          (.32)          (.10)          .22          (.61)
                                             --------------------------------------------------------------------------------
 Total from investment operations               .75           .87           .25            .40           .74          (.09)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income          (.27)         (.53)         (.54)          (.49)         (.52)         (.52)
 Distributions from net realized gain            --            --            --             --            --          (.06)
                                             --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.27)         (.53)         (.54)          (.49)         (.52)         (.58)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $10.01         $9.53         $9.19          $9.48         $9.57         $9.35
                                             ================================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2            8.02%         9.60%         2.46%          4.39%         8.03%        (0.85)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $628,678      $568,156      $553,344       $568,935      $584,325      $482,152
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $595,729      $567,291      $569,881       $568,951      $531,286      $515,007
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                         5.78%         6.18%         5.82%          5.35%         5.38%         5.54%
 Total expenses                                0.91%         0.92%         0.93%          0.88%         0.85% 4       0.90% 4
 Expenses after payments and waivers and
 reduction to custodian expenses                N/A 5         N/A 5,6,7    0.88%          0.85% 4        N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          8%           33%           99%            31%           20%           14%



1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Excludes interest expense.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
7. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


34 | OPPENHEIMER AMT-FREE MUNICIPALS

                                         SIX MONTHS                                                                   YEAR
                                              ENDED                                                                  ENDED
                                   JANUARY 31, 2005                                                               JULY 31,
 CLASS B                                (UNAUDITED)          2004          2003           2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $9.50         $9.17         $9.45          $9.55         $9.33        $10.00
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .25 1         .52           .49            .43           .45           .43
 Net realized and unrealized gain (loss)        .47           .27          (.31)          (.11)          .21          (.60)
                                              -------------------------------------------------------------------------------
 Total from investment operations               .72           .79           .18            .32           .66          (.17)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income          (.24)         (.46)         (.46)          (.42)         (.44)         (.44)
 Distributions from net realized gain            --            --            --             --            --          (.06)
                                              -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.24)         (.46)         (.46)          (.42)         (.44)         (.50)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $9.98         $9.50         $9.17          $9.45         $9.55         $9.33
                                              ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2            7.63%         8.68%         1.80%          3.50%         7.23%        (1.62)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $44,681       $47,024       $63,104        $72,241       $76,880       $57,204
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $45,657       $55,864       $67,721        $73,571       $65,563       $70,072
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                         5.02%         5.42%         5.04%          4.58%         4.60%         4.75%
 Total expenses                                1.68%         1.69%         1.69%          1.65%         1.62% 4       1.67% 4
 Expenses after payments and waivers and
 reduction to custodian expenses                N/A 5         N/A 5,6,7    1.64%          1.62% 4        N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          8%           33%           99%            31%           20%           14%



1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Excludes interest expense.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
7. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


35 | OPPENHEIMER AMT-FREE MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                  YEAR
                                              ENDED                                                                  ENDED
                                   JANUARY 31, 2005                                                               JULY 31,
 CLASS C                                (UNAUDITED)          2004          2003           2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $9.50         $9.16         $9.45          $9.55         $9.33        $10.00
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .25 1         .51           .49            .43           .44           .44
 Net realized and unrealized gain (loss)        .47           .29          (.32)          (.11)          .22          (.61)
                                              -------------------------------------------------------------------------------
 Total from investment operations               .72           .80           .17            .32           .66          (.17)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income          (.24)         (.46)         (.46)          (.42)         (.44)         (.44)
 Distributions from net realized gain            --            --            --             --            --          (.06)
                                              -------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.24)         (.46)         (.46)          (.42)         (.44)         (.50)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $9.98         $9.50         $9.16          $9.45         $9.55         $9.33
                                              ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2            7.63%         8.79%         1.67%          3.50%         7.23%        (1.62)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $35,807       $27,793       $23,511        $20,491       $17,134       $12,173
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $31,948       $25,810       $22,345        $17,776       $14,506       $14,497
 Ratios to average net assets: 3
 Net investment income                         4.98%         5.39%         5.04%          4.57%         4.60%         4.76%
 Total expenses                                1.68%         1.70%         1.71%          1.65%         1.62% 4       1.67% 4
 Expenses after payments and waivers and
 reduction to custodian expenses                N/A 5         N/A 5,6,7    1.66%          1.62% 4        N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          8%           33%           99%            31%           20%           14%


1. Per share amounts calculated based on the average shares outstanding during the period.
2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Excludes interest expense.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.
7. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


36 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer AMT-Free Municipals (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



37 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2005, the Fund had purchased $1,807,516 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $62,625,182 as of January 31, 2005. Including the effect of leverage, inverse floaters represent 16.13% of the Fund's total assets as of January 31, 2005.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2005, securities with an aggregate market value of $54,060, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


38 | OPPENHEIMER AMT-FREE MUNICIPALS
 not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of January 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $18,344,315 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2005, it is estimated that the Fund will utilize $1,750,529 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2004, the Fund did utilize $6,159,705 of capital loss carryforward to offset realized capital gains.

 As of July 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2008       $ 2,051,495
                              2009           506,572
                              2010        17,536,777
                                         -----------
                              Total      $20,094,844
                                         ===========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2005, the Fund's projected benefit obligations were increased by $3,224 and payments of $9,860 were made to retired trustees, resulting in an accumulated liability of $113,761 as of January 31, 2005.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


39 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly.
 Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   SIX MONTHS ENDED JANUARY 31, 2005      YEAR ENDED JULY 31, 2004
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS A
 Sold                        5,627,294  $ 55,251,398      8,210,670  $  78,148,633
 Dividends and/or
 distributions reinvested    1,128,222    11,087,695      2,229,147     21,257,888
 Redeemed                   (3,581,053)  (35,043,835)   (11,015,574)  (104,256,307)
                            -------------------------------------------------------
 Net increase (decrease)     3,174,463  $ 31,295,258       (575,757) $  (4,849,786)
                            =======================================================


40 | OPPENHEIMER AMT-FREE MUNICIPALS

                   SIX MONTHS ENDED JANUARY 31, 2005      YEAR ENDED JULY 31, 2004
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS B
 Sold                          356,969   $ 3,486,118        723,519   $  6,876,990
 Dividends and/or
 distributions reinvested       66,195       648,252        164,028      1,558,967
 Redeemed                     (896,058)   (8,726,087)    (2,822,542)   (26,746,202)
                            -------------------------------------------------------
 Net decrease                 (472,894)  $(4,591,717)    (1,934,995)  $(18,310,245)
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                          947,937   $ 9,260,620      1,005,569   $  9,584,113
 Dividends and/or
 distributions reinvested       54,970       538,591         94,290        896,886
 Redeemed                     (340,273)   (3,331,163)      (739,420)    (6,996,026)
                            -------------------------------------------------------
 Net increase                  662,634   $ 6,468,048        360,439   $  3,484,973
                            =======================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2005, were $81,887,828 and $46,395,210, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2005, the Fund paid $211,613 to OFS for services to the Fund.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.



41 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2005 for Class B and Class C shares were $1,415,668 and $663,352, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B        CLASS C
                          CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED       DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
 SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 January 31, 2005        $123,217         $16,802         $71,021         $2,793

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


--------------------------------------------------------------------------------
 6. BORROWINGS
 The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary


42 | OPPENHEIMER AMT-FREE MUNICIPALS
 and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.4038% as of January 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.
    For the six month period ended January 31, 2005, the average daily loan balance was $16,622,283 at an average daily interest rate of 2.607%. The Fund had borrowings outstanding of $31,000,000 at January 31, 2005 at an interest rate of 2.4038%. The Fund had gross borrowings and gross loan repayments of $84,500,000 and $85,300,000, respectively, during the six months ended January 31, 2005. The maximum amount of borrowings outstanding at any month-end during the six month period ended January 31, 2005 was $33,700,000. The Fund paid $4,257 in fees and $148,274 in interest during the six months ended January 31, 2005.


--------------------------------------------------------------------------------
 7. LITIGATION
 A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the


43 | OPPENHEIMER AMT-FREE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 7. LITIGATION Continued
 Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.
    The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


44 | OPPENHEIMER AMT-FREE MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.
    The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


45 | OPPENHEIMER AMT-FREE MUNICIPALS

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT Free Municipals

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005